Shareholders Equity (Tables)	12 Months Ended
Sep. 30, 2025
Shareholders Equity
Schedule of warrants issued, outstanding, expired
		Exercised
	Warrants	price
Warrants outstanding, as of September 30, 2023	-	-
Issued	1,072,865	$2.40
Exercised	-	-
Expired	-	-
Warrants outstanding, as of September 30, 2024	1,072,865	$2.40
Issued	8,333,334	$2.40
Exercised	(325,825)	$2.40
Expired	-	-
Warrants outstanding, as of September 30, 2025	9,080,374	$2.40
Warrants exercisable, as of September 30, 2025	9,080,374	$2.40

			Remaining
	Warrant	Exercise	contractual
Warrants Outstanding as of September 30, 2025	exercisable	price	life
2024 warrants - Series A	747,040	$2.40	3.9 years
2025 warrants - Series C	8,333,334	$2.40	2.8 years